Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Properties	Computer equipment	Right-of- use assets	Total
	US$	US$	US$	US$
Cost:
As of January 1, 2023	—	20	—	20
Additions	15	57	219	291
Additions from acquisition of subsidiaries (Note 32(a))	135,592	79	254	135,925
Disposal of subsidiaries	(63,444)	(7)	—	(63,451)
Exchange realignment	(1,614)	1	19	(1,594)

As of December 31, 2023	70,549	150	492	71,191
Additions	226,165	8	544	226,717
Disposal of subsidiaries	—	—	(212)	(212)
Exchange realignment	2,060	(6)	(61)	1,993

As of December 31, 2024	298,774	152	763	299,689

Accumulated depreciation:
As of January 1, 2023	—	(8)	—	(8)
Charge for the year	(1,621)	(25)	(120)	(1,766)
Disposal of subsidiaries	623	5	—	628
Exchange realignment	11	—	(2)	9

As of December 31, 2023	(987)	(28)	(122)	(1,137)
Charge for the year	(6,426)	(31)	(273)	(6,730)
Disposal of subsidiaries	-	-	145	145
Exchange realignment	(506)	(2)	(10)	(518)

As of December 31, 2024	(7,919)	(61)	(260)	(8,240)

Carrying amount:
As of December 31, 2024	290,855	91	503	291,449

As of December 31, 2023	69,562	122	370	70,054